Summary of significant accounting policies - Post-employment Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Employer contribution, percentage	8.33%
Severance pay	$ 5,416,000	$ 4,768,000	$ 4,629,000
Maximum contribution percent of pretax salary (up to)	99.00%
Maximum amount of contribution per employee	$ 23,500
Additional contribution amount for employees over 50	$ 7,500
Employee contribution match, percent	100.00%
Employer contribution percent of salary, maximum, percent	4.00%
Company's matching contribution amount	$ 1,037,000	$ 830,000	$ 862,000